Related party transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of relationship and the nature of related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name	Relationship with the Company	Nature of transactions
Xiamen Xiqi Network Technology Co., Ltd (“Xiqi”)	The shareholder owns 34% of the Company and also owns 35.4% of Xiqi	Providing working capital and payment of expenses for the Company

Schedule of borrowing transactions related party
	Repayment	Borrowing
Name of related parties	Amount	Amount
Xiqi	$1,191,185	$967,649